Income Tax and Social Contribution (Details) - Schedule of Estimates the Recovery of the Deferred Tax Assets R$ in Millions	Dec. 31, 2023 BRL (R$)
Income Tax and Social Contribution (Details) - Schedule of Estimates the Recovery of the Deferred Tax Assets [Line Items]
Recovery of deferred tax assets	R$ 3,592
Up to 1 year [Member]
Income Tax and Social Contribution (Details) - Schedule of Estimates the Recovery of the Deferred Tax Assets [Line Items]
Recovery of deferred tax assets	164
From 1 year to 2 years [Member]
Income Tax and Social Contribution (Details) - Schedule of Estimates the Recovery of the Deferred Tax Assets [Line Items]
Recovery of deferred tax assets	333
From 2 year to 3 years [Member]
Income Tax and Social Contribution (Details) - Schedule of Estimates the Recovery of the Deferred Tax Assets [Line Items]
Recovery of deferred tax assets	9
From 4 years to 5 years [Member]
Income Tax and Social Contribution (Details) - Schedule of Estimates the Recovery of the Deferred Tax Assets [Line Items]
Recovery of deferred tax assets	1
More than 5 years [Member]
Income Tax and Social Contribution (Details) - Schedule of Estimates the Recovery of the Deferred Tax Assets [Line Items]
Recovery of deferred tax assets	R$ 3,085